Nov. 15, 2020
ATAC US Rotation ETF
ATAC US Rotation ETF
Investment Objective
The ATAC US Rotation ETF (the “Fund”) seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fee	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.40%
Less Fee Waiver	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.13%

1
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$115	$359

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing a systematic risk management and rules-based strategy to direct its exposure to either (i) U.S. equity securities or (ii) long-duration U.S. Treasury securities depending on the short-term relative price movements of gold as compared to lumber, as described below.
The Adviser invests the Fund’s assets primarily in one or more ETFs (sometimes referred to in this Prospectus as “Underlying ETFs”), or the underlying holdings of such Underlying ETFs, by following the risk-on/risk-off signals from the ATAC Risk-On/Risk-Off Index (the “RORO Index”), which is owned and maintained by the Adviser. At the end of each week, the RORO Index observes the short-term relative price movements of gold as compared to lumber. When the price of lumber has outperformed the price of gold (“Risk-On”), the RORO Index will have 130% exposure through one or more Underlying ETFs (or their underlying holdings) that principally invest in a mix of U.S. small-cap and large-cap stocks. When the price of gold has outperformed the price of lumber (“Risk-Off”), the RORO Index will have 100% exposure through one or more Underlying ETFs (or their underlying holdings) that principally invest in long-duration (e.g., 20 years) U.S. Treasury securities. The Fund’s selection and individual allocation of Underlying ETFs as a percentage of the Fund’s assets attempts to replicate the RORO Index’s risk-on and risk-off baskets, as applicable. In addition, the Fund may purchase a security not currently in the RORO Index, including U.S. Treasury securities or U.S. small-cap stocks and U.S. large-cap growth stocks that replicate the Underlying ETFs, when the Adviser believes it is in the best interests of the Fund to do so (e.g., because such purchase would result in cost savings or a potential tax benefit).
Risk-On Exposure. When the RORO Index is in a Risk-On exposure, the Fund will invest in a mix of ETFs, including leveraged ETFs, to seek to obtain 130% exposure to broad-based U.S. small-cap stocks and U.S. large-cap growth stocks. Underlying ETFs in which the Fund invests are meant to replicate the RORO Index’s equivalent risk-on positioning of equity securities when the RORO Index is in risk-on mode, half of which is made up of U.S. small-cap stocks and half of which is made up of U.S. large-cap growth stocks.
To obtain exposure in excess of 100%, the Fund expects to invest in U.S. equity leveraged ETFs, which seek to provide investment results that match a multiple of the performance of an underlying index (e.g., up to three times the performance) for a single day and typically rely on derivative instruments to seek to obtain their investment objectives. Investing in U.S. equity leveraged ETFs allows for the gross multiplier to track that of the RORO Index when risk-on without the explicit use of a credit line to magnify returns. The use of leverage may magnify the effect of any decrease or increase in the value of these Underlying ETFs.
Risk-Off Exposure. When the RORO Index is in a Risk-Off exposure, the Fund seeks to invest in one or more ETFs that principally invest in long-duration U.S. Treasury securities.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in (i) securities that are traded principally in the United States, (ii) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or (iii) ETFs that invest, under normal circumstances, at least 80% of their net assets, plus borrowings for investment purposes, in the foregoing securities. Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
Because the RORO Index may change from Risk-On to Risk-Off exposure as frequently as each week, the Fund may have a high portfolio turnover rate. The Fund is considered to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Investment Risks
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Because the Adviser invests the Fund’s assets primarily in Underlying ETFs, the Fund is also subject to the risks associated with the Underlying ETFs in which it invests, as described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.
•Associated Risks of Short-Term Signals. Because the Fund expects to change its exposure as frequently as each week based on short-term price performance information, (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
Additionally, because the Adviser determines the exposure for the Fund based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately predict future performance. Consequently, the Fund may significantly underperform relative to the broader equity or fixed income market if the RORO Index is unsuccessful at predicting future performance for the Underlying ETFs.
•Derivatives Risk. The Fund is exposed to Derivatives Risk through its investments in leveraged Underlying ETFs. Such Underlying ETFs may use derivative instruments, including swap agreements and futures contracts, which derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Underlying ETF’s other risks. The use of leverage may cause the Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns.
•Equity Market Risk. To the extent the Fund invests in Underlying ETFs that invest in equity securities, the Fund is subject to the risk that the equity securities held by such Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.
•ETF Risks.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Fixed Income Risk. The Fund invests in Underlying ETFs that principally invest in long-duration U.S. Treasury securities. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.
•Government Obligations Risk. Some of the Underlying ETFs in which the Fund invests may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.
•Growth Stocks Risk. Growth stocks, which may be held by some of the Underlying ETFs in which the Fund invests, tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Growth companies may depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.
•High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
•Leveraged ETF Risk. Leveraged ETFs are subject to the risks presented by traditional ETFs (see “ETF Risks” above). Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through its investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.
•Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large- and small-capitalization companies.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.
•Recent Market Events. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

Performance
Performance information for the Fund is not included because the Fund has not commenced operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.atacfunds.com.